                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------

    NUMBER OF
     SHARES                                                                                                      VALUE
------------------                                                                                        ------------------

                    COMMON STOCKS (98.7%)
                    Advertising/Marketing Services (0.2%)
      13,850        Idearc Inc.                                                                           $          381,450
      42,125        Interpublic Group of Companies, Inc. (The) *                                                     504,236
      16,418        Omnicom Group, Inc.                                                                            1,677,263
                                                                                                           ------------------
                                                                                                                   2,562,949
                                                                                                           ------------------
                    Aerospace & Defense (1.6%)
      75,965        Boeing Co.                                                                                     6,725,181
      38,551        General Dynamics Corp.                                                                         2,885,157
      11,919        Goodrich Corp.                                                                                   536,355
      11,757        L-3 Communications Holdings, Inc.                                                                967,013
      34,026        Lockheed Martin Corp.                                                                          3,077,652
      32,923        Northrop Grumman Corp.                                                                         2,203,536
      42,881        Raytheon Co.                                                                                   2,188,646
      16,381        Rockwell Collins, Inc.                                                                           988,266
                                                                                                           ------------------
                                                                                                                  19,571,806
                                                                                                           ------------------
                    Agricultural Commodities/Milling (0.2%)
      62,663        Archer-Daniels-Midland Co.                                                                     2,199,471
                                                                                                           ------------------

                    Air Freight/Couriers (0.9%)
      29,282        FedEx Corp.                                                                                    3,380,021
     103,307        United Parcel Service, Inc. (Class B)                                                          8,049,681
                                                                                                           ------------------
                                                                                                                  11,429,702
                                                                                                           ------------------
                    Airlines (0.1%)
      75,121        Southwest Airlines Co.                                                                         1,180,151
                                                                                                           ------------------

                    Aluminum (0.2%)
      82,844        Alcoa, Inc.                                                                                    2,582,247
                                                                                                           ------------------

                    Apparel/Footwear (0.4%)
      34,964        Coach, Inc. *                                                                                  1,510,794
      10,782        Jones Apparel Group, Inc.                                                                        362,275
       9,860        Liz Claiborne, Inc.                                                                              421,515
      18,305        Nike, Inc. (Class B)                                                                           1,811,280
       8,480        V.F. Corp.                                                                                       664,747
                                                                                                           ------------------
                                                                                                                   4,770,611
                                                                                                           ------------------
                    Apparel/Footwear Retail (0.3%)
      51,464        Gap, Inc. (The)                                                                                  963,406
      32,460        Limited Brands, Inc.                                                                           1,028,657
      21,826        Nordstrom, Inc.                                                                                1,069,911
      42,956        TJX Companies, Inc. (The)                                                                      1,177,854
                                                                                                           ------------------
                                                                                                                   4,239,828
                                                                                                           ------------------
                    Auto Parts: O.E.M. (0.2%)
      14,335        Eaton Corp.                                                                                    1,104,942
      18,689        Johnson Controls, Inc.                                                                         1,519,976
                                                                                                           ------------------
                                                                                                                   2,624,918
                                                                                                           ------------------
                    Automotive Aftermarket (0.0%)
      16,945        Goodyear Tire & Rubber Co. (The) *                                                               285,523
                                                                                                           ------------------

                    Beverages: Alcoholic (0.4%)
      73,462        Anheuser-Busch Companies, Inc.                                                                 3,490,180
       7,505        Brown-Forman Corp. (Class B)                                                                     521,222
      20,153        Constellation Brands Inc. (Class A) *                                                            563,881
       4,363        Molson Coors Brewing Co. (Class B)                                                               310,122
                                                                                                           ------------------
                                                                                                                   4,885,405
                                                                                                           ------------------
                    Beverages: Non-Alcoholic (1.6%)
     194,753        Coca-Cola Co. (The)                                                                            9,120,283
      26,338        Coca-Cola Enterprises Inc.                                                                       538,612
      12,981        Pepsi Bottling Group, Inc. (The)                                                                 406,565
     157,555        PepsiCo, Inc.                                                                                  9,763,683
                                                                                                           ------------------
                                                                                                                  19,829,143
                                                                                                           ------------------
                    Biotechnology (1.4%)
     111,865        Amgen Inc. *                                                                                   7,942,415
      32,835        Biogen Idec Inc. *                                                                             1,715,957
      28,500        Celgene Corp. *                                                                                1,588,305
      24,978        Genzyme Corp. *                                                                                1,608,583
      43,658        Gilead Sciences, Inc. *                                                                        2,877,935
      22,881        MedImmune, Inc. *                                                                                747,980
       5,092        Millipore Corp. *                                                                                348,344
                                                                                                           ------------------
                                                                                                                  16,829,519
                                                                                                           ------------------
                    Broadcasting (0.2%)
      47,428        Clear Channel Communications, Inc.                                                             1,667,568
      23,977        Univision Communications, Inc. (Class A) *                                                       853,341
                                                                                                           ------------------
                                                                                                                   2,520,909
                                                                                                           ------------------
                    Building Products (0.2%)
      16,675        American Standard Companies, Inc.                                                                747,207
      38,044        Masco Corp.                                                                                    1,091,482
                                                                                                           ------------------
                                                                                                                   1,838,689
                                                                                                           ------------------
                    Cable/Satellite TV (0.7%)
     199,997        Comcast Corp. (Class A) *                                                                      8,091,879
                                                                                                           ------------------

                    Casino/Gaming (0.2%)
      17,758        Harrah's Entertainment, Inc.                                                                   1,397,555
      32,435        International Game Technology                                                                  1,420,004
                                                                                                           ------------------
                                                                                                                   2,817,559
                                                                                                           ------------------
                    Chemicals: Agricultural (0.2%)
      51,873        Monsanto Co.                                                                                   2,493,535
                                                                                                           ------------------

                    Chemicals: Major Diversified (0.8%)
      91,679        Dow Chemical Co. (The)                                                                         3,668,077
      88,090        Du Pont (E.I.) de Nemours & Co.                                                                4,134,064
       7,861        Eastman Chemical Co.                                                                             466,786
      10,831        Hercules Inc. *                                                                                  201,782
      13,718        Rohm & Haas Co.                                                                                  716,354
                                                                                                           ------------------
                                                                                                                   9,187,063
                                                                                                           ------------------

                    Chemicals: Specialty (0.3%)
      21,057        Air Products & Chemicals, Inc.                                                                 1,455,881
       6,047        Ashland Inc.                                                                                     408,838
      30,806        Praxair, Inc.                                                                                  1,922,294
       6,343        Sigma-Aldrich Corp.                                                                              482,766
                                                                                                           ------------------
                                                                                                                   4,269,779
                                                                                                           ------------------
                    Coal (0.1%)
      17,522        CONSOL Energy, Inc.                                                                              643,233
      24,000        Peabody Energy Corp.                                                                           1,104,240
                                                                                                           ------------------
                                                                                                                   1,747,473
                                                                                                           ------------------
                    Commercial Printing/Forms (0.1%)
      20,671        Donnelley (R.R.) & Sons Co.                                                                      729,066
                                                                                                           ------------------

                    Computer Communications (1.5%)
      43,670        Avaya Inc. *                                                                                     558,103
     583,385        Cisco Systems, Inc. *                                                                         15,681,389
      54,066        Juniper Networks, Inc. *                                                                       1,151,065
      15,227        QLogic Corp. *                                                                                   338,801
                                                                                                           ------------------
                                                                                                                  17,729,358
                                                                                                           ------------------
                    Computer Peripherals (0.4%)
     219,654        EMC Corp. *                                                                                    2,879,664
       9,584        Lexmark International, Inc. (Class A)  *                                                         661,104
      35,590        Network Appliance, Inc. *                                                                      1,395,484
      45,128        Seagate Technology Inc. (Escrow) (a)                                                                   0
                                                                                                           ------------------
                                                                                                                   4,936,252
                                                                                                           ------------------
                    Computer Processing Hardware (2.1%)
      81,278        Apple Computer, Inc. *                                                                         7,451,567
     217,086        Dell Inc. *                                                                                    5,913,423
     261,747        Hewlett-Packard Co.                                                                           10,328,537
      17,221        NCR Corp. *                                                                                      738,953
     335,361        Sun Microsystems, Inc. *                                                                       1,817,657
                                                                                                           ------------------
                                                                                                                  26,250,137
                                                                                                           ------------------
                    Construction Materials (0.1%)
       9,222        Vulcan Materials Co.                                                                             818,176
                                                                                                           ------------------

                    Containers/Packaging (0.2%)
       9,958        Ball Corp.                                                                                       425,804
      10,019        Bemis Company, Inc.                                                                              341,948
      13,186        Pactiv Corp. *                                                                                   454,258
       7,748        Sealed Air Corp.                                                                                 461,083
      10,393        Temple-Inland Inc.                                                                               406,366
                                                                                                           ------------------
                                                                                                                   2,089,459
                                                                                                           ------------------
                    Contract Drilling (0.4%)
      30,201        Nabors Industries, Ltd. (Bermuda) *                                                            1,019,586
      13,107        Noble Corp. (Cayman Islands)                                                                   1,012,516
      10,550        Rowan Companies, Inc.                                                                            380,011
      30,109        Transocean Inc. (Cayman Islands) *                                                             2,346,997
                                                                                                           ------------------
                                                                                                                   4,759,110
                                                                                                           ------------------

                    Data Processing Services (0.9%)
      11,331        Affiliated Computer Services, Inc. (Class A) *                                                   572,782
      53,093        Automatic Data Processing, Inc.                                                                2,560,675
      16,410        Computer Sciences Corp. *                                                                        856,602
      13,269        Convergys Corp. *                                                                                320,048
      14,400        Fidelity National Information Services, Inc.                                                     574,560
      73,122        First Data Corp.                                                                               1,846,331
      16,650        Fiserv, Inc. *                                                                                   850,982
      32,348        Paychex, Inc.                                                                                  1,274,835
      73,122        Western Union Co.                                                                              1,667,182
                                                                                                           ------------------
                                                                                                                  10,523,997
                                                                                                           ------------------
                    Department Stores (0.5%)
       5,778        Dillard's, Inc. (Class A)                                                                        205,523
      51,943        Federated Department Stores, Inc.                                                              2,186,281
      31,288        Kohl's Corp. *                                                                                 2,177,645
      21,426        Penney (J.C.) Co., Inc.                                                                        1,657,087
                                                                                                           ------------------
                                                                                                                   6,226,536
                                                                                                           ------------------
                    Discount Stores (1.7%)
      10,404        Big Lots, Inc. *                                                                                 232,113
      44,721        Costco Wholesale Corp.                                                                         2,337,119
      29,812        Dollar General Corp.                                                                             463,278
      14,491        Family Dollar Stores, Inc.                                                                       404,154
       7,949        Sears Holdings Corp. *                                                                         1,362,618
      82,061        Target Corp.                                                                                   4,766,923
     235,063        Wal-Mart Stores, Inc.                                                                         10,836,404
                                                                                                           ------------------
                                                                                                                  20,402,609
                                                                                                           ------------------
                    Drugstore Chains (0.5%)
      78,499        CVS Corp.                                                                                      2,258,416
      96,330        Walgreen Co.                                                                                   3,900,402
                                                                                                           ------------------
                                                                                                                   6,158,818
                                                                                                           ------------------
                    Electric Utilities (3.2%)
      63,209        AES Corp. (The) *                                                                              1,477,194
      15,729        Allegheny Energy, Inc. *                                                                         697,738
      19,674        Ameren Corp.                                                                                   1,076,365
      37,650        American Electric Power Co., Inc.                                                              1,562,851
      29,794        CenterPoint Energy, Inc.                                                                         487,132
      21,176        CMS Energy Corp. *                                                                               343,263
      23,553        Consolidated Edison, Inc.                                                                      1,135,726
      17,169        Constellation Energy Group                                                                     1,177,965
      33,720        Dominion Resources, Inc.                                                                       2,722,553
      16,988        DTE Energy Co.                                                                                   799,965
     119,743        Duke Energy Corp.                                                                              3,798,248
      31,136        Edison International                                                                           1,431,633
      19,912        Entergy Corp.                                                                                  1,818,364
      63,979        Exelon Corp.                                                                                   3,885,445
      31,521        FirstEnergy Corp.                                                                              1,886,217
      38,648        FPL Group, Inc.                                                                                2,059,938
      33,263        PG&E Corp.                                                                                     1,527,770
       9,507        Pinnacle West Capital Corp.                                                                      469,075
      36,409        PPL Corp.                                                                                      1,323,467
      24,211        Progress Energy, Inc.                                                                          1,156,559
      24,056        Public Service Enterprise Group                                                                1,617,044
      70,936        Southern Co. (The)                                                                             2,571,430
      19,963        TECO Energy, Inc.                                                                                339,171
      44,091        TXU Corp.                                                                                      2,530,382
      38,796        Xcel Energy, Inc.                                                                                890,756
                                                                                                           ------------------
                                                                                                                  38,786,251
                                                                                                           ------------------

                    Electrical Products (0.4%)
      16,201        American Power Conversion Corp.                                                                  491,700
       8,748        Cooper Industries Ltd. (Class A) (Bermuda)                                                       799,917
      38,961        Emerson Electric Co.                                                                           3,377,919
      13,515        Molex Inc.                                                                                       432,480
                                                                                                           ------------------
                                                                                                                   5,102,016
                                                                                                           ------------------
                    Electronic Components (0.1%)
      17,650        Jabil Circuit, Inc.                                                                              500,554
      18,727        SanDisk Corp. *                                                                                  831,479
      50,920        Sanmina-SCI Corp. *                                                                              188,404
      87,399        Solectron Corp. *                                                                                291,039
                                                                                                           ------------------
                                                                                                                   1,811,476
                                                                                                           ------------------
                    Electronic Equipment/Instruments (0.4%)
      39,055        Agilent Technologies, Inc. *                                                                   1,243,511
      20,126        JDS Uniphase Corp. *                                                                             371,928
      16,813        Rockwell Automation, Inc.                                                                      1,094,190
      24,267        Symbol Technologies, Inc.                                                                        359,637
       8,001        Tektronix, Inc.                                                                                  244,511
      93,483        Xerox Corp. *                                                                                  1,542,470
                                                                                                           ------------------
                                                                                                                   4,856,247
                                                                                                           ------------------
                    Electronic Production Equipment (0.3%)
     132,731        Applied Materials, Inc.                                                                        2,386,503
      19,026        KLA-Tencor Corp.                                                                                 983,073
      11,778        Novellus Systems, Inc. *                                                                         367,709
      18,827        Teradyne, Inc. *                                                                                 280,522
       4,781        VERIGY LTD                                                                                        85,293
                                                                                                           ------------------
                                                                                                                   4,103,100
                                                                                                           ------------------
                    Electronics/Appliance Stores (0.2%)
      38,854        Best Buy Co., Inc.                                                                             2,135,804
      13,474        Circuit City Stores - Circuit City Group                                                         336,311
      12,969        RadioShack Corp.                                                                                 227,347
                                                                                                           ------------------
                                                                                                                   2,699,462
                                                                                                           ------------------
                    Electronics/Appliances (0.2%)
      27,451        Eastman Kodak Co.                                                                                714,275
       6,228        Harman International Industries, Inc.                                                            646,716
       7,475        Whirlpool Corp.                                                                                  637,618
                                                                                                           ------------------
                                                                                                                   1,998,609
                                                                                                           ------------------
                    Engineering & Construction (0.1%)
       8,370        Fluor Corp.                                                                                      728,860
                                                                                                           ------------------

                    Environmental Services (0.2%)
      24,238        Allied Waste Industries, Inc. *                                                                  307,338
      51,652        Waste Management, Inc.                                                                         1,890,980
                                                                                                           ------------------
                                                                                                                   2,198,318
                                                                                                           ------------------
                    Finance/Rental/Leasing (1.4%)
      29,255        Capital One Financial Corp.                                                                    2,278,379
      19,002        CIT Group, Inc.                                                                                  988,294
      58,487        Countrywide Financial Corp.                                                                    2,323,104
      92,497        Fannie Mae                                                                                     5,275,104
      66,035        Freddie Mac                                                                                    4,434,911
       5,923        Ryder System, Inc.                                                                               309,003
      39,185        SLM Corp.                                                                                      1,796,240
                                                                                                           ------------------
                                                                                                                  17,405,035
                                                                                                           ------------------

                    Financial Conglomerates (4.3%)
     116,097        American Express Co.                                                                           6,817,216
     472,465        Citigroup, Inc.                                                                               23,429,539
     331,745        JPMorgan Chase & Co.                                                                          15,353,159
      25,734        Principal Financial Group, Inc.                                                                1,486,139
      46,349        Prudential Financial, Inc.                                                                     3,776,517
      31,646        State Street Corp.                                                                             1,966,166
                                                                                                           ------------------
                                                                                                                  52,828,736
                                                                                                           ------------------
                    Financial Publishing/Services (0.4%)
      12,101        Equifax, Inc.                                                                                    459,717
      33,629        McGraw-Hill Companies, Inc. (The)                                                              2,241,373
      22,629        Moody's Corp.                                                                                  1,572,263
                                                                                                           ------------------
                                                                                                                   4,273,353
                                                                                                           ------------------
                    Food Distributors (0.2%)
      59,109        SYSCO Corp.                                                                                    2,119,058
                                                                                                           ------------------

                    Food Retail (0.3%)
      69,047        Kroger Co. (The)                                                                               1,481,749
      42,488        Safeway Inc.                                                                                   1,309,055
      20,224        SUPERVALU, Inc.                                                                                  692,874
      13,492        Whole Foods Market, Inc.                                                                         658,410
                                                                                                           ------------------
                                                                                                                   4,142,088
                                                                                                           ------------------
                    Food: Major Diversified (0.6%)
      22,038        Campbell Soup Co.                                                                                838,987
      48,818        ConAgra Foods, Inc.                                                                            1,254,623
      33,716        General Mills, Inc.                                                                            1,886,410
      31,678        Heinz (H.J.) Co.                                                                               1,408,087
      23,884        Kellogg Co.                                                                                    1,188,946
      72,642        Sara Lee Corp.                                                                                 1,204,404
                                                                                                           ------------------
                                                                                                                   7,781,457
                                                                                                           ------------------
                    Food: Meat/Fish/Dairy (0.1%)
      12,756        Dean Foods Co. *                                                                                 546,212
      24,078        Tyson Foods, Inc. (Class A)                                                                      382,599
                                                                                                           ------------------
                                                                                                                     928,811
                                                                                                           ------------------
                    Food: Specialty/Candy (0.2%)
      16,784        Hershey Foods Co. (The)                                                                          889,048
      12,599        McCormick & Co., Inc. (Non-Voting)                                                               487,833
      20,952        Wrigley (Wm.) Jr. Co.                                                                          1,098,723
                                                                                                           ------------------
                                                                                                                   2,475,604
                                                                                                           ------------------
                    Forest Products (0.1%)
      23,533        Weyerhaeuser Co.                                                                               1,522,114
                                                                                                           ------------------

                    Gas Distributors (0.3%)
      36,907        Dynegy, Inc. (Class A) *                                                                         250,599
      16,726        KeySpan Corp.                                                                                    686,268
       4,256        Nicor Inc.                                                                                       210,885
      26,070        NiSource, Inc.                                                                                   642,886
       3,676        Peoples Energy Corp.                                                                             159,502
      24,963        Sempra Energy                                                                                  1,360,484
                                                                                                           ------------------
                                                                                                                   3,310,624
                                                                                                           ------------------
                    Home Building (0.3%)
      11,327        Centex Corp.                                                                                     626,836
      26,033        D.R. Horton, Inc.                                                                                693,519
       7,505        KB Home                                                                                          387,933
      13,227        Lennar Corp. (Class A)                                                                           694,418
      20,229        Pulte Homes, Inc.                                                                                682,526
                                                                                                           ------------------
                                                                                                                   3,085,232
                                                                                                           ------------------

                    Home Furnishings (0.1%)
      17,264        Leggett & Platt, Inc.                                                                            410,538
      26,462        Newell Rubbermaid, Inc.                                                                          753,902
                                                                                                           ------------------
                                                                                                                   1,164,440
                                                                                                           ------------------
                    Home Improvement Chains (1.0%)
     197,249        Home Depot, Inc. (The)                                                                         7,489,545
     146,015        Lowe's Companies, Inc.                                                                         4,403,812
      10,769        Sherwin-Williams Co.                                                                             673,601
                                                                                                           ------------------
                                                                                                                  12,566,958
                                                                                                           ------------------
                    Hospital/Nursing Management (0.1%)
      22,962        Health Management Associates, Inc. (Class A)                                                     470,721
       7,039        Manor Care, Inc.                                                                                 334,493
      45,041        Tenet Healthcare Corp. *                                                                         319,341
                                                                                                           ------------------
                                                                                                                   1,124,555
                                                                                                           ------------------
                    Hotels/Resorts/Cruiselines (0.6%)
      42,525        Carnival Corp (Panama)                                                                         2,083,300
      36,868        Hilton Hotels Corp.                                                                            1,210,376
      32,836        Marriott International, Inc. (Class A)                                                         1,482,545
      20,815        Starwood Hotels & Resorts Worldwide, Inc.                                                      1,335,699
      19,147        Wyndham Worldwide Corp. *                                                                        607,726
                                                                                                           ------------------
                                                                                                                   6,719,646
                                                                                                           ------------------
                    Household/Personal Care (2.3%)
      42,782        Avon Products, Inc.                                                                            1,396,404
      14,445        Clorox Co. (The)                                                                                 924,480
      49,351        Colgate-Palmolive Co.                                                                          3,210,283
      12,346        Estee Lauder Companies, Inc. (The) (Class A)                                                     509,766
       7,538        International Flavors & Fragrances, Inc.                                                         355,115
      43,788        Kimberly-Clark Corp.                                                                           2,910,588
     303,425        Procter & Gamble Co. (The)                                                                    19,052,056
                                                                                                           ------------------
                                                                                                                  28,358,692
                                                                                                           ------------------
                    Industrial Conglomerates (5.0%)
      71,982        3M Co.                                                                                         5,863,654
      22,613        Danaher Corp.                                                                                  1,653,463
     986,546        General Electric Co. *                                                                        34,805,343
      78,262        Honeywell International, Inc.                                                                  3,363,701
      30,747        Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                    1,199,440
      17,648        ITT Corp.                                                                                        952,110
      12,066        Textron, Inc.                                                                                  1,175,832
     192,535        Tyco International Ltd. (Bermuda)                                                              5,831,885
      96,657        United Technologies Corp.                                                                      6,237,276
                                                                                                           ------------------
                                                                                                                  61,082,704
                                                                                                           ------------------
                    Industrial Machinery (0.2%)
      40,160        Illinois Tool Works Inc.                                                                       1,895,552
      11,488        Parker Hannifin Corp.                                                                            959,018
                                                                                                           ------------------
                                                                                                                   2,854,570
                                                                                                           ------------------
                    Industrial Specialties (0.1%)
      17,073        Ecolab Inc.                                                                                      757,188
      15,785        PPG Industries, Inc.                                                                           1,014,976
                                                                                                           ------------------
                                                                                                                   1,772,164
                                                                                                           ------------------
                    Information Technology Services (1.4%)
      17,565        Citrix Systems, Inc. *                                                                           504,818
      12,200        Cognizant Technology Solutions Corp. (Class A) *                                                 995,032
      49,466        Electronic Data Systems Corp.                                                                  1,342,507
     145,434        International Business Machines Corp.                                                         13,368,293
      32,852        Unisys Corp. *                                                                                   236,863
                                                                                                           ------------------
                                                                                                                  16,447,513
                                                                                                           ------------------

                    Insurance Brokers/Services (0.2%)
      30,052        AON Corp.                                                                                      1,072,255
      52,598        Marsh & McLennan Companies, Inc.                                                               1,652,629
                                                                                                           ------------------
                                                                                                                   2,724,884
                                                                                                           ------------------
                    Integrated Oil (5.9%)
     210,050        Chevron Corp.                                                                                 15,190,816
     157,471        ConocoPhillips                                                                                10,597,798
     568,127        Exxon Mobil Corp.                                                                             43,637,835
      23,055        Hess Corp.                                                                                     1,158,975
      17,855        Murphy Oil Corp.                                                                                 969,169
                                                                                                           ------------------
                                                                                                                  71,554,593
                                                                                                           ------------------
                    Internet Retail (0.1%)
      30,027        Amazon.com, Inc. *                                                                             1,211,289
                                                                                                           ------------------

                    Internet Software/Services (1.1%)
      20,360        Google, Inc. (Class A) *                                                                       9,872,971
      23,427        VeriSign, Inc. *                                                                                 611,679
     118,792        Yahoo!, Inc. *                                                                                 3,206,196
                                                                                                           ------------------
                                                                                                                  13,690,846
                                                                                                           ------------------
                    Investment Banks/Brokers (2.8%)
      23,295        Ameriprise Financial, Inc.                                                                     1,260,260
      11,504        Bear Stearns Companies, Inc. (The)                                                             1,754,130
       3,399        Chicago Mercantile Exchange Holdings, Inc.                                                     1,820,504
      40,824        E*TRADE Group, Inc. *                                                                            982,634
      41,255        Goldman Sachs Group, Inc. (The)                                                                8,036,474
      51,338        Lehman Brothers Holdings Inc.                                                                  3,782,070
      84,715        Merrill Lynch & Co., Inc.                                                                      7,406,632
     102,441        Morgan Stanley                                                                                 7,801,907
      98,826        Schwab (Charles) Corp. (The)                                                                   1,812,469
                                                                                                           ------------------
                                                                                                                  34,657,080
                                                                                                           ------------------
                    Investment Managers (0.5%)
       8,657        Federated Investors, Inc. (Class B)                                                              287,239
      15,931        Franklin Resources, Inc.                                                                       1,700,475
      19,750        Janus Capital Group, Inc.                                                                        400,135
      12,533        Legg Mason, Inc.                                                                               1,195,147
      39,319        Mellon Financial Corp.                                                                         1,581,803
      25,007        Price (T.) Rowe Group, Inc.                                                                    1,083,553
                                                                                                           ------------------
                                                                                                                   6,248,352
                                                                                                           ------------------
                    Life/Health Insurance (0.9%)
      47,428        AFLAC, Inc.                                                                                    2,093,472
      43,482        Genworth Financial Inc. (Class A)                                                              1,426,210
      27,440        Lincoln National Corp.                                                                         1,744,910
      72,571        MetLife, Inc.                                                                                  4,262,095
       9,455        Torchmark Corp.                                                                                  597,745
      32,733        UnumProvident Corp.                                                                              670,372
                                                                                                           ------------------
                                                                                                                  10,794,804
                                                                                                           ------------------

                    Major Banks (5.0%)
     432,513        Bank of America Corp.                                                                         23,290,825
      72,928        Bank of New York Co., Inc. (The)                                                               2,591,861
      51,322        BB&T Corp.                                                                                     2,207,359
      15,502        Comerica, Inc.                                                                                   902,992
      22,700        Huntington Bancshares, Inc.                                                                      551,837
      38,541        KeyCorp                                                                                        1,391,330
      57,803        National City Corp.                                                                            2,086,688
      28,139        PNC Financial Services Group                                                                   1,989,146
      69,543        Regions Financial Corp.                                                                        2,548,751
      34,862        SunTrust Banks, Inc.                                                                           2,846,482
     182,944        Wachovia Corp.                                                                                 9,913,735
     321,787        Wells Fargo & Co.                                                                             11,339,774
                                                                                                           ------------------
                                                                                                                  61,660,780
                                                                                                           ------------------
                    Major Telecommunications (3.1%)
      37,093        ALLTEL Corp.                                                                                   2,104,657
     371,188        AT&T Inc.                                                                                     12,586,985
     173,525        BellSouth Corp.                                                                                7,737,480
      14,250        Embarq Corp. *                                                                                   733,163
     285,492        Sprint Nextel Corp.                                                                            5,569,949
     277,015        Verizon Communications, Inc.                                                                   9,678,904
                                                                                                           ------------------
                                                                                                                  38,411,138
                                                                                                           ------------------
                    Managed Health Care (1.5%)
      52,341        Aetna, Inc.                                                                                    2,162,207
      40,797        Caremark Rx, Inc.                                                                              1,929,698
      10,598        CIGNA Corp.                                                                                    1,335,878
      15,185        Coventry Health Care, Inc. *                                                                     730,854
      15,774        Humana, Inc. *                                                                                   853,373
     128,725        UnitedHealth Group Inc.                                                                        6,317,823
      59,230        WellPoint Inc. *                                                                               4,481,934
                                                                                                           ------------------
                                                                                                                  17,811,767
                                                                                                           ------------------
                    Media Conglomerates (2.0%)
      74,601        CBS Corp. (Class B)                                                                            2,219,380
     199,743        Disney (Walt) Co. (The)                                                                        6,601,506
     223,304        News Corp. (Class A)                                                                           4,600,062
     388,657        Time Warner, Inc.                                                                              7,827,552
      67,799        Viacom, Inc. (Class B) *                                                                       2,543,140
                                                                                                           ------------------
                                                                                                                  23,791,640
                                                                                                           ------------------
                    Medical Distributors (0.4%)
      19,262        AmerisourceBergen Corp.                                                                          885,859
      38,753        Cardinal Health, Inc.                                                                          2,504,219
      28,606        McKesson Corp.                                                                                 1,413,136
      13,279        Patterson Companies, Inc. *                                                                      492,784
                                                                                                           ------------------
                                                                                                                   5,295,998
                                                                                                           ------------------
                    Medical Specialties (1.8%)
      17,416        Applera Corp. - Applied Biosystems Group                                                         634,639
       9,892        Bard (C.R.), Inc.                                                                                814,013
       5,138        Bausch & Lomb, Inc.                                                                              248,782
      62,345        Baxter International, Inc.                                                                     2,789,315
      23,384        Becton, Dickinson & Co.                                                                        1,677,100
      23,397        Biomet, Inc.                                                                                     884,641
     112,570        Boston Scientific Corp. *                                                                      1,780,857
      15,004        Hospira, Inc. *                                                                                  492,131
     109,836        Medtronic, Inc.                                                                                5,725,751
      11,930        Pall Corp.                                                                                       374,483
      12,003        PerkinElmer, Inc.                                                                                260,105
      33,701        St. Jude Medical, Inc. *                                                                       1,256,036
      28,362        Stryker Corp.                                                                                  1,470,853
      38,840        Thermo Fisher Scientific, Inc. *                                                               1,702,357
       9,790        Waters Corp. *                                                                                   489,892
      23,198        Zimmer Holdings, Inc. *                                                                        1,692,526
                                                                                                           ------------------
                                                                                                                  22,293,481
                                                                                                           ------------------

                    Miscellaneous Commercial Services (0.1%)
      13,051        Cintas Corp.                                                                                     550,752
      12,595        Sabre Holdings Corp. (Class A)                                                                   345,481
                                                                                                           ------------------
                                                                                                                     896,233
                                                                                                           ------------------
                    Miscellaneous Manufacturing (0.1%)
      19,450        Dover Corp.                                                                                      978,335
                                                                                                           ------------------

                    Motor Vehicles (0.4%)
     179,758        Ford Motor Co.                                                                                 1,461,433
      54,052        General Motors Corp.                                                                           1,579,940
      25,059        Harley-Davidson, Inc.                                                                          1,848,602
                                                                                                           ------------------
                                                                                                                   4,889,975
                                                                                                           ------------------
                    Multi-Line Insurance (1.8%)
     248,349        American International Group, Inc.                                                            17,463,902
      29,075        Hartford Financial Services Group, Inc. (The)                                                  2,493,472
      43,682        Loews Corp.                                                                                    1,743,785
      11,120        SAFECO Corp.                                                                                     673,538
                                                                                                           ------------------
                                                                                                                  22,374,697
                                                                                                           ------------------
                    Office Equipment/Supplies (0.1%)
       9,022        Avery Dennison Corp.                                                                             608,714
      21,171        Pitney Bowes, Inc.                                                                               975,771
                                                                                                           ------------------
                                                                                                                   1,584,485
                                                                                                           ------------------
                    Oil & Gas Pipelines (0.3%)
      66,508        El Paso Corp.                                                                                    971,017
      10,239        Kinder Morgan, Inc.                                                                            1,074,583
      56,937        Williams Companies, Inc. (The)                                                                 1,580,571
                                                                                                           ------------------
                                                                                                                   3,626,171
                                                                                                           ------------------
                    Oil & Gas Production (1.3%)
      43,909        Anadarko Petroleum Corp.                                                                       2,167,348
      31,464        Apache Corp.                                                                                   2,200,278
      36,160        Chesapeake Energy Corp.                                                                        1,230,525
      42,149        Devon Energy Corp.                                                                             3,092,472
      23,185        EOG Resources, Inc.                                                                            1,635,238
      82,332        Occidental Petroleum Corp.                                                                     4,144,593
      34,951        XTO Energy Inc.                                                                                1,768,521
                                                                                                           ------------------
                                                                                                                  16,238,975
                                                                                                           ------------------
                    Oil Refining/Marketing (0.6%)
      34,228        Marathon Oil Corp.                                                                             3,230,439
      12,462        Sunoco, Inc.                                                                                     849,410
      58,568        Valero Energy Corp.                                                                            3,225,340
                                                                                                           ------------------
                                                                                                                   7,305,189
                                                                                                           ------------------

                    Oilfield Services/Equipment (1.4%)
      31,436        Baker Hughes Inc.                                                                              2,308,345
      28,588        BJ Services Co.                                                                                  965,417
      98,541        Halliburton Co.                                                                                3,324,773
      16,760        National-Oilwell Varco, Inc. *                                                                 1,114,708
     113,152        Schlumberger Ltd. (Netherlands Antilles)                                                       7,748,649
      19,157        Smith International, Inc.                                                                        811,491
      33,066        Weatherford International Ltd. (Bermuda) *                                                     1,484,994
                                                                                                           ------------------
                                                                                                                  17,758,377
                                                                                                           ------------------
                    Other Consumer Services (0.4%)
      13,374        Apollo Group, Inc. (Class A) *                                                                   518,777
      30,741        Block (H.&R.), Inc.                                                                              737,784
     112,267        eBay Inc. *                                                                                    3,631,837
                                                                                                           ------------------
                                                                                                                   4,888,398
                                                                                                           ------------------
                    Other Consumer Specialties (0.1%)
      14,414        Fortune Brands, Inc.                                                                           1,166,093
                                                                                                           ------------------

                    Other Metals/Minerals (0.2%)
      19,493        Phelps Dodge Corp.                                                                             2,397,639
                                                                                                           ------------------

                    Packaged Software (3.3%)
      55,349        Adobe Systems, Inc. *                                                                          2,221,155
      22,142        Autodesk, Inc. *                                                                                 911,808
      19,588        BMC Software, Inc. *                                                                             637,785
      39,244        CA Inc.                                                                                          851,595
      35,600        Compuware Corp. *                                                                                298,684
      32,654        Intuit Inc. *                                                                                  1,027,948
     825,409        Microsoft Corp.                                                                               24,209,246
      32,397        Novell, Inc. *                                                                                   203,453
     385,461        Oracle Corp. *                                                                                 7,335,323
      10,669        Parametric Technology Corp. *                                                                    206,552
      94,531        Symantec Corp. *                                                                               2,004,057
                                                                                                           ------------------
                                                                                                                  39,907,606
                                                                                                           ------------------
                    Personnel Services (0.1%)
      12,268        Monster Worldwide, Inc. *                                                                        535,498
      16,371        Robert Half International, Inc.                                                                  631,757
                                                                                                           ------------------
                                                                                                                   1,167,255
                                                                                                           ------------------
                    Pharmaceuticals: Generic Drugs (0.1%)
      10,158        Barr Pharmaceuticals Inc. *                                                                      518,871
      20,146        Mylan Laboratories, Inc.                                                                         408,762
       9,769        Watson Pharmaceuticals, Inc. *                                                                   250,770
                                                                                                           ------------------
                                                                                                                   1,178,403
                                                                                                           ------------------
                    Pharmaceuticals: Major (5.9%)
     146,004        Abbott Laboratories                                                                            6,812,547
     187,932        Bristol-Myers Squibb Co.                                                                       4,666,352
     279,528        Johnson & Johnson                                                                             18,423,690
      93,983        Lilly (Eli) & Co.                                                                              5,036,549
     207,960        Merck & Co., Inc.                                                                              9,256,300
     696,804        Pfizer, Inc.                                                                                  19,155,142
     141,562        Schering-Plough Corp.                                                                          3,115,780
     128,597        Wyeth                                                                                          6,208,663
                                                                                                           ------------------
                                                                                                                  72,675,023
                                                                                                           ------------------

                    Pharmaceuticals: Other (0.3%)
      14,411        Allergan, Inc.                                                                                 1,680,034
      30,386        Forest Laboratories, Inc. *                                                                    1,479,798
      23,231        King Pharmaceuticals, Inc. *                                                                     384,008
                                                                                                           ------------------
                                                                                                                   3,543,840
                                                                                                           ------------------
                    Precious Metals (0.3%)
      18,775        Freeport-McMoRan Copper & Gold, Inc. (Class B)                                                 1,180,384
      42,973        Newmont Mining Corp.                                                                           2,015,863
                                                                                                           ------------------
                                                                                                                   3,196,247
                                                                                                           ------------------
                    Property - Casualty Insurers (1.2%)
      31,076        ACE Ltd. (Cayman Islands)                                                                      1,766,360
      60,158        Allstate Corp. (The)                                                                           3,818,830
      39,259        Chubb Corp. (The)                                                                              2,032,046
      16,554        Cincinnati Financial Corp.                                                                       733,011
      73,798        Progressive Corp. (The)                                                                        1,664,145
      66,028        St. Paul Travelers Companies, Inc. (The)                                                       3,420,911
      17,230        XL Capital Ltd. (Class A) (Cayman Islands)                                                     1,225,398
                                                                                                           ------------------
                                                                                                                  14,660,701
                                                                                                           ------------------
                    Publishing: Books/Magazines (0.0%)
       3,721        Meredith Corp.                                                                                   201,306
                                                                                                           ------------------

                    Publishing: Newspapers (0.2%)
       6,210        Dow Jones & Co., Inc.                                                                            224,119
      22,589        Gannett Co., Inc.                                                                              1,344,497
      13,808        New York Times Co. (The) (Class A)                                                               333,325
       7,964        Scripps (E.W.) Co. (Class A)                                                                     389,121
      18,219        Tribune Co.                                                                                      579,364
                                                                                                           ------------------
                                                                                                                   2,870,426
                                                                                                           ------------------
                    Pulp & Paper (0.2%)
      43,444        International Paper Co.                                                                        1,437,996
      17,314        MeadWestvaco Corp.                                                                               510,763
                                                                                                           ------------------
                                                                                                                   1,948,759
                                                                                                           ------------------
                    Railroads (0.7%)
      34,591        Burlington Northern Santa Fe Corp.                                                             2,599,860
      42,386        CSX Corp.                                                                                      1,519,962
      40,781        Norfolk Southern Corp.                                                                         2,008,464
      25,740        Union Pacific Corp.                                                                            2,329,985
                                                                                                           ------------------
                                                                                                                   8,458,271
                                                                                                           ------------------
                    Real Estate Development (0.1%)
      16,200        CB Richard Ellis Group, Inc. (Class A) *                                                         533,466
      20,399        Realogy Corp. *                                                                                  532,210
                                                                                                           ------------------
                                                                                                                   1,065,676
                                                                                                           ------------------
                    Real Estate Investment Trusts (1.1%)
       9,305        Apartment Investment & Management Co. (Class A)                                                  536,340
      20,474        Archstone-Smith Trust                                                                          1,228,031
      10,923        Boston Properties, Inc.                                                                        1,278,537
      33,459        Equity Office Properties Trust                                                                 1,612,724
      27,805        Equity Residential                                                                             1,480,894
      20,697        Kimco Realty Corp.                                                                               959,927
      17,126        Plum Creek Timber Co., Inc.                                                                      638,115
      23,424        ProLogis                                                                                       1,526,542
      11,588        Public Storage, Inc.                                                                           1,115,693
      21,136        Simon Property Group, Inc.                                                                     2,155,449
      11,647        Vornado Realty Trust                                                                           1,468,803
                                                                                                           ------------------
                                                                                                                  14,001,055
                                                                                                           ------------------

                    Recreational Products (0.3%)
       8,862        Brunswick Corp.                                                                                  286,863
      29,306        Electronic Arts Inc. *                                                                         1,636,740
      15,633        Hasbro, Inc.                                                                                     418,183
      36,124        Mattel, Inc.                                                                                     792,922
                                                                                                           ------------------
                                                                                                                   3,134,708
                                                                                                           ------------------
                    Regional Banks (1.3%)
      17,823        Commerce Bancorp, Inc.                                                                           619,527
      12,365        Compass Bancshares, Inc.                                                                         706,536
      53,315        Fifth Third Bancorp                                                                            2,102,210
      11,845        First Horizon National Corp.                                                                     472,142
       7,426        M&T Bank Corp.                                                                                   881,021
      24,302        Marshall & Ilsley Corp.                                                                        1,112,789
      44,518        North Fork Bancorporation, Inc.                                                                1,249,620
      17,909        Northern Trust Corp.                                                                           1,020,097
      30,966        Synovus Financial Corp.                                                                          929,599
     169,836        U.S. Bancorp                                                                                   5,713,283
      10,195        Zions Bancorporation                                                                             797,657
                                                                                                           ------------------
                                                                                                                  15,604,481
                                                                                                           ------------------
                    Restaurants (0.8%)
      13,962        Darden Restaurants, Inc.                                                                         560,574
     117,193        McDonald's Corp.                                                                               4,918,590
      72,253        Starbucks Corp. *                                                                              2,549,808
      11,245        Wendy's International, Inc.                                                                      366,250
      25,872        Yum! Brands, Inc.                                                                              1,583,108
                                                                                                           ------------------
                                                                                                                   9,978,330
                                                                                                           ------------------
                    Savings Banks (0.4%)
      34,272        Sovereign Bancorp, Inc.                                                                          856,115
      92,075        Washington Mutual, Inc.                                                                        4,021,836
                                                                                                           ------------------
                                                                                                                   4,877,951
                                                                                                           ------------------
                    Semiconductors (2.3%)
      47,882        Advanced Micro Devices, Inc. *                                                                 1,032,815
      34,336        Altera Corp. *                                                                                   682,943
      33,720        Analog Devices, Inc.                                                                           1,096,574
      44,816        Broadcom Corp. (Class A) *                                                                     1,471,309
      38,768        Freescale Semiconductor Inc. (Class B) *                                                       1,548,006
     551,216        Intel Corp.                                                                                   11,768,462
      28,788        Linear Technology Corp.                                                                          925,246
      38,186        LSI Logic Corp. *                                                                                407,063
      30,647        Maxim Integrated Products, Inc.                                                                  964,768
      69,751        Micron Technology, Inc. *                                                                      1,018,365
      28,447        National Semiconductor Corp.                                                                     688,133
      33,688        NVIDIA Corp. *                                                                                 1,246,119
      19,972        PMC - Sierra, Inc. *                                                                             151,987
     146,461        Texas Instruments Inc.                                                                         4,327,923
      32,480        Xilinx, Inc.                                                                                     870,464
                                                                                                           ------------------
                                                                                                                  28,200,177
                                                                                                           ------------------

                    Services to the Health Industry (0.4%)
      13,164        Express Scripts, Inc. *                                                                          897,785
      19,256        IMS Health Inc.                                                                                  528,962
      11,965        Laboratory Corp. of America Holdings *                                                           847,122
      28,090        Medco Health Solutions, Inc. *                                                                 1,410,399
      15,448        Quest Diagnostics Inc.                                                                           821,370
                                                                                                           ------------------
                                                                                                                   4,505,638
                                                                                                           ------------------
                    Specialty Insurance (0.2%)
      10,122        Ambac Financial Group, Inc.                                                                      866,848
      12,878        MBIA Inc.                                                                                        896,953
       8,071        MGIC Investment Corp.                                                                            467,795
                                                                                                           ------------------
                                                                                                                   2,231,596
                                                                                                           ------------------
                    Specialty Stores (0.5%)
      14,655        AutoNation, Inc. *                                                                               302,040
       5,041        AutoZone, Inc. *                                                                                 572,708
      26,971        Bed Bath & Beyond Inc. *                                                                       1,045,126
      27,071        Office Depot, Inc. *                                                                           1,024,908
       7,090        OfficeMax Inc.                                                                                   333,726
      69,427        Staples, Inc.                                                                                  1,768,306
      13,202        Tiffany & Co.                                                                                    507,353
                                                                                                           ------------------
                                                                                                                   5,554,167
                                                                                                           ------------------
                    Specialty Telecommunications (0.2%)
      11,125        CenturyTel, Inc.                                                                                 473,369
      30,660        Citizens Communications Co.                                                                      434,452
     152,941        Qwest Communications International, Inc. *                                                     1,176,116
      45,307        Windstream Corp.                                                                                 631,580
                                                                                                           ------------------
                                                                                                                   2,715,517
                                                                                                           ------------------
                    Steel (0.3%)
       9,613        Allegheny Technologies, Inc.                                                                     861,805
      29,464        Nucor Corp.                                                                                    1,763,420
      11,762        United States Steel Corp.                                                                        879,680
                                                                                                           ------------------
                                                                                                                   3,504,905
                                                                                                           ------------------
                    Telecommunication Equipment (1.3%)
      11,203        ADC Telecommunications, Inc. *                                                                   154,489
       8,069        Ciena Corp.                                                                                      202,855
      19,304        Comverse Technology, Inc. *                                                                      376,814
     149,059        Corning, Inc. *                                                                                3,213,712
     428,321        Lucent Technologies Inc. *                                                                     1,105,068
     234,136        Motorola, Inc.                                                                                 5,190,795
     157,862        QUALCOMM, Inc.                                                                                 5,776,171
      42,784        Tellabs, Inc. *                                                                                  429,551
                                                                                                           ------------------
                                                                                                                  16,449,455
                                                                                                           ------------------
                    Tobacco (1.5%)
     200,060        Altria Group, Inc.                                                                            16,847,053
      16,381        Reynolds American, Inc.                                                                        1,052,315
      15,369        UST, Inc.                                                                                        860,357
                                                                                                           ------------------
                                                                                                                  18,759,725
                                                                                                           ------------------
                    Tools/Hardware (0.1%)
       7,076        Black & Decker Corp.                                                                             607,687
       5,548        Snap-On, Inc.                                                                                    263,530
       7,733        Stanley Works (The)                                                                              394,538
                                                                                                           ------------------
                                                                                                                   1,265,755
                                                                                                           ------------------

                    Trucks/Construction/Farm Machinery (0.7%)
      62,666        Caterpillar Inc.                                                                               3,887,172
       5,023        Cummins Inc.                                                                                     602,358
      22,094        Deere & Co.                                                                                    2,121,024
       5,896        Navistar International Corp. *                                                                   188,613
      23,825        PACCAR, Inc.                                                                                   1,555,773
                                                                                                           ------------------
                                                                                                                   8,354,940
                                                                                                           ------------------
                    Wholesale Distributors (0.1%)
      16,371        Genuine Parts Co.                                                                                767,636
       7,195        Grainger (W.W.), Inc.                                                                            520,630
                                                                                                           ------------------
                                                                                                                   1,288,266
                                                                                                           ------------------
                    TOTAL COMMON STOCKS
                      (Cost $931,364,928)                                                                      1,206,380,768
                                                                                                           ------------------

    NUMBER OF
    WARRANTS
------------------
                    WARRANTS (0.0%)
                    Aerospace & Defense (0.0%)
        317         Raytheon Co (06/16/11) *
                    Cost ($3,867)                                                                                      5,231
                                                                                                           ------------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
------------------
                    SHORT-TERM INVESTMENT (1.2%)
                    REPURCHASE AGREEMENT
    $ 14,609        Joint repurchase agreement account 5.295% due 12/01/06 (dated 11/30/06;
                    proceeds $14,611,149) (b) (Cost $14,609,000)                                                 14,609,000
                                                                                                           ------------------

                    TOTAL INVESTMENTS
                      (Cost $945,977,795)  (c) (d)                                          99.9%              1,220,994,999
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                    0.1                   1,682,557
                                                                                        ---------------    ------------------
                    NET ASSETS                                                              100.0%            $1,222,677,556
                                                                                        ===============    ==================

------------------
       *            Non-income producing security.
       **           A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                    $661,500.
       (a)          A security with total market value equal to $0 has been
                    valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees.
       (b)          Collateralized by federal agency and U.S. Treasury
                    obligations.
       (c)          Securities have been designated as collateral in an amount equal to $14,119,875, in connection with open futures
                    contracts.
       (d)          The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $378,317,691 and the aggregate gross unrealized depreciation is $103,300,487, resulting in net unrealized appreciation of $275,017,204.

FUTURE CONTRACT OPEN AT NOVEMBER 30, 2006:

    NUMBER OF             LONG/         DESCRIPTION, DELIVERY                    UNDERLYING FACE            UNREALIZED
    CONTRACTS             SHORT             MONTH AND YEAR                       AMOUNT AT VALUE           APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------

               45         Long              S&P 500 Index                          $15,782,625             $1,001,025
                                            December 2006

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index Fund

1.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

2.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

3.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

4.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index
     Fund

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 18, 2007
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5